Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based payment transaction
Proceeds from exercise of stock options		€ 20,153	€ 6,511
Stock Options
Share-based payment transaction
Proceeds from exercise of stock options	€ 0	20,427	6,367
Intrinsic value of stock options exercised		€ 1,665	€ 2,056